RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)				3 Months Ended			9 Months Ended
	Nov. 24, 2020	Nov. 20, 2020	Jun. 19, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party						$ 0	$ 175,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000			$ 10,000
Expenses incurred				$ 30,000			40,000
Administrative Support Agreement | Accrued expenses
Related Party Transaction [Line Items]
Expenses incurred							40,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Outstanding borrowings			$ 175,000		175,000			$ 0
Period To Repay Debt After Receiving Written Notice Of Demand			15 days
Repayment of promissory note - related party	$ 175,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding borrowings				0			0	$ 0
Maximum loans convertible into warrants				$ 500,000	$ 500,000		$ 500,000
Price of warrants (in dollars per share)				$ 0.90	$ 0.90		$ 0.90